Material Definitive Agreement (Details Textual) (USD $)	6 Months Ended
Jun. 30, 2012
PC Doctors and Tecguard [Member]
Definitive Agreement Business Acquisition Purchase Price Obligation	$ 3,200,000
Business Acquisition, Contingent Consideration, Potential Cash Payment	1,550,000
Non Binding Term Sheet [Member]
Line of Credit Facility, Remaining Borrowing Capacity	3,500,000
Loan, Accrued Interest Percentage	11.00%
Loan, Commitment Fee Amount	$ 25,000
Non Binding Term Sheet Execution Date	Jun. 22, 2012